Business Combination and Goodwill (Details)	6 Months Ended
Jun. 30, 2024 USD ($)
Business combination and goodwill [Line Items]
Total cash transfer consideration	$ 4,000,000
Impairment loss of goodwill
Sky KingWin Ltd [Member]
Business combination and goodwill [Line Items]
Acquire equity interest	100.00%
Insights Consulting LTD [Member]
Business combination and goodwill [Line Items]
Acquire equity interest	100.00%